Financial Information for Parent Issuer, Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Details Textual) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended
	Mar. 17, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Information for Parent Issuer Guarantor Subsidiaries and Non-Guarantor Subsidiaries Disclosure [Abstract]
Senior notes issued	$ 800	$ 800	$ 0	$ 794	$ 0
Percentage of ownership in wholly on subsidiary by parent			100.00%